Assets Held for Sale and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Detailed Information About Assets Held for Sale Other Current Assets	As of December 31, 2025 and 2024, assets held for sale and other current assets were detailed as follows:

	2025	2024
Assets held for sale	$42	265
Other current assets	102	105
	$144	370